Award Timing Disclosure	12 Months Ended
Feb. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Procedures
Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Company-wide annual equity grants are made on a predetermined schedule. Company-wide annual equity grants, including the annual equity grants to the NEOs, are approved at the LDC Committee meeting (or Board meeting, in the case of the CEO) typically held in late February but are awarded effective as of the date of the March meeting of the LDC Committee, which is generally scheduled at least a year in advance and is several weeks after the approval. Throughout the year, equity awards are made to new hires, promoted associates, and, in some circumstances, for retention purposes or as a reward for exceptional performance. In each of these cases, the effective grant date for these mid-year awards is the date of the next regularly-scheduled quarterly LDC Committee meeting. The exercise price of each of our stock option grants is the market closing price on the effective grant date. In Fiscal 2024, the LDC Committee (or our Board, in the case of the CEO) did not take into account material nonpublic information when determining the timing and terms of equity award grants, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	Company-wide annual equity grants, including the annual equity grants to the NEOs, are approved at the LDC Committee meeting (or Board meeting, in the case of the CEO) typically held in late February but are awarded effective as of the date of the March meeting of the LDC Committee, which is generally scheduled at least a year in advance and is several weeks after the approval. Throughout the year, equity awards are made to new hires, promoted associates, and, in some circumstances, for retention purposes or as a reward for exceptional performance. In each of these cases, the effective grant date for these mid-year awards is the date of the next regularly-scheduled quarterly LDC Committee meeting. The exercise price of each of our stock option grants is the market closing price on the effective grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In Fiscal 2024, the LDC Committee (or our Board, in the case of the CEO) did not take into account material nonpublic information when determining the timing and terms of equity award grants,